UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10389
Investment Company Act File Number
Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Auto Components — 0.6%
Bridgestone Corp.	31,000	$771,144

		$771,144

Automobiles — 6.4%
Bayerische Motoren Werke AG	38,300	$3,828,919
Honda Motor Co., Ltd.	57,000	2,261,528
Nissan Motor Co., Ltd.	253,900	2,701,870

		$8,792,317

Beverages — 2.4%
Anheuser-Busch InBev NV ADR	22,400	$1,289,792
Fomento Economico Mexicano SA de CV ADR	27,600	1,997,412

		$3,287,204

Capital Markets — 1.4%
3i Group PLC	150,000	$659,024
UBS AG(1)	75,900	1,252,998

		$1,912,022

Chemicals — 4.3%
Agrium, Inc.	30,000	$2,621,400
BASF SE	36,400	3,287,327

		$5,908,727

Commercial Banks — 10.3%
Barclays PLC	412,000	$1,494,964
BNP Paribas	36,000	2,334,737
DBS Group Holdings, Ltd.	327,300	4,217,847
HSBC Holdings PLC	145,000	1,413,652
Industrial & Commercial Bank of China, Ltd., Class H	1,712,730	1,302,925
Sberbank of Russia ADR	48,300	713,108
Sberbank of Russia ADR	44,600	658,742
Societe Generale	37,200	1,841,384

		$13,977,359

Diversified Financial Services — 0.8%
ORIX Corp.	10,000	$1,078,725

		$1,078,725

Diversified Telecommunication Services — 4.3%
BT Group PLC	1,484,800	$4,884,222
Koninklijke KPN NV	66,200	944,079

		$5,828,301

Electric Utilities — 2.1%
Enel SpA	207,200	$1,193,335
Power Assets Holdings, Ltd.	204,500	1,700,286

		$2,893,621

Electrical Equipment — 1.3%
ABB, Ltd. ADR	73,900	$1,769,166

		$1,769,166

Electronic Equipment, Instruments & Components — 2.8%
FUJIFILM Holdings Corp.	49,600	$1,497,923
Hitachi, Ltd. ADR	37,600	2,326,312

		$3,824,235

Security	Shares	Value
Energy Equipment & Services — 3.0%
OAO TMK GDR	33,719	$592,216
Precision Drilling Corp.(1)	203,100	3,499,413

		$4,091,629

Food Products — 3.6%
Nestle SA	67,000	$4,268,002
Nutreco NV	9,800	681,389

		$4,949,391

Hotels, Restaurants & Leisure — 1.6%
Arcos Dorados Holdings, Inc.	13,500	$316,710
Carnival PLC	18,500	639,231
InterContinental Hotels Group PLC	61,100	1,205,657

		$2,161,598

Household Durables — 1.9%
Sony Corp.	74,000	$1,856,094
Techtronic Industries Co. Ltd.	650,000	678,996

		$2,535,090

Household Products — 1.4%
Henkel AG & Co. KGaA	34,100	$1,860,520

		$1,860,520

Industrial Conglomerates — 6.5%
Cookson Group PLC	125,700	$1,322,542
Keppel Corp., Ltd.	598,990	5,505,392
Siemens AG ADR	15,700	1,998,453

		$8,826,387

Insurance — 2.6%
Allianz SE	10,900	$1,420,432
Hannover Rueckversicherung AG	18,300	949,699
Zurich Financial Services AG	4,800	1,141,451

		$3,511,582

Machinery — 3.2%
Atlas Copco AB	58,000	$1,219,368
Volvo AB	191,400	3,086,048

		$4,305,416

Media — 1.9%
Focus Media Holding, Ltd. ADR(1)	80,000	$2,631,200

		$2,631,200

Metals & Mining — 4.3%
Anglo American PLC ADR	83,400	$1,971,576
BHP Billiton PLC ADR	20,500	1,540,575
Vale SA ADR	81,500	2,405,880

		$5,918,031

Office Electronics — 1.3%
Canon, Inc.	37,700	$1,817,572

		$1,817,572

Oil, Gas & Consumable Fuels — 8.6%
Afren PLC(1)	340,000	$778,886
CNOOC, Ltd.	640,000	1,421,376
HRT Participacoes em Petroleo SA(1)	1,500	1,398,588
LUKOIL OAO ADR	38,000	2,526,937
Petroleo Brasileiro SA ADR	42,200	1,296,806
Royal Dutch Shell PLC ADR	17,000	1,250,520

Security	Shares	Value
Showa Shell Sekiyu K.K.	67,000	$645,062
Total SA	44,400	2,399,746

		$11,717,921

Pharmaceuticals — 9.0%
AstraZeneca PLC ADR	40,100	$1,945,251
Bayer AG	17,200	1,376,004
Genomma Lab Internacional SA de CV(1)	350,000	801,547
Novartis AG	68,000	4,168,541
Novo Nordisk A/S, Class B	9,500	1,162,048
Sanofi-Aventis	36,397	2,828,065

		$12,281,456

Real Estate Management & Development — 1.3%
Brasil Brokers Participacoes SA	137,700	$630,409
Raven Russia, Ltd.	1,205,551	1,103,211

		$1,733,620

Semiconductors & Semiconductor Equipment — 1.4%
Infineon Technologies AG	188,000	$1,886,405

		$1,886,405

Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SA	5,200	$953,123

		$953,123

Tobacco — 4.3%
British American Tobacco PLC	126,100	$5,820,934

		$5,820,934

Trading Companies & Distributors — 2.8%
Mitsubishi Corp.	31,000	$829,131
Mitsui & Co., Ltd.	160,000	3,012,299

		$3,841,430

Transportation Infrastructure — 0.4%
Anhui Expressway Co., Ltd., Class H	845,000	$568,681

		$568,681

Wireless Telecommunication Services — 2.8%
Globe Telecom, Inc.	33,500	$762,107
Vodafone Group PLC ADR	108,600	3,051,660

		$3,813,767

Total Common Stocks (identified cost $120,876,164)		$135,268,574

Total Investments — 99.3% (identified cost $120,876,164)		$135,268,574

Other Assets, Less Liabilities — 0.7%		$906,280

Net Assets — 100.0%		$136,174,854

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	20.5%	$27,978,694
Japan	13.8	18,797,660
Germany	12.2	16,607,759
Switzerland	9.3	12,600,158
France	7.6	10,357,055
Singapore	7.1	9,723,239
Canada	4.5	6,120,813
China	4.4	5,924,182
Brazil	4.2	5,731,683
Russia	4.1	5,594,214
Sweden	3.2	4,305,416
Mexico	2.1	2,798,959
Hong Kong	1.7	2,379,282
Netherlands	1.2	1,625,468
Belgium	0.9	1,289,792
Italy	0.9	1,193,335
Denmark	0.8	1,162,048
Philippines	0.6	762,107
Argentina	0.2	316,710

Total Investments	99.3%	$135,268,574

The Portfolio did not have any financial instruments outstanding at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,407,784

Gross unrealized appreciation	$17,587,127
Gross unrealized depreciation	(3,726,337)

Net unrealized appreciation	$13,860,790

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,947,910	$14,896,562		$—	$17,844,472
Consumer Staples	3,287,204	12,630,845		—	15,918,049
Energy	7,445,327	8,364,223		—	15,809,550
Financials	3,105,470	19,107,838		—	22,213,308
Health Care	2,746,798	9,534,658		—	12,281,456
Industrials	3,767,619	15,543,461		—	19,311,080
Information Technology	2,326,312	5,201,900		—	7,528,212
Materials	8,539,431	3,287,327		—	11,826,758
Telecommunication Services	3,051,660	6,590,408		—	9,642,068
Utilities	1,700,286	1,193,335		—	2,893,621

Total Common Stocks	$38,918,017	$96,350,557	*	$—	$135,268,574

Total	$38,918,017	$96,350,557		$—	$135,268,574

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011